Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Estimated fair value of long-term debt	$ 1,446,300	$ 1,623,700			$ 1,446,300		$ 1,700,500	$ 1,215,300
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ (2,524)	(14,917)	$ (1,414)	$ (961)	$ (17,441)	$ (2,375)
Midstream - Crude Oil Logistics [Member]
Gain (Loss) on Sale of Assets and Asset Impairment Charges		$ 12,100